Guarantor and Non-Guarantor Supplemental Financial Information - Condensed Consolidating Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$ (221,592)	$ (220,499)	$ (309,332)
Cash flows from investing activities:
Subscriber acquisition costs – company owned equipment		0
Capital expenditures	(10,119)	(19,412)	(20,391)
Proceeds from sale of intangibles	0	53,693	0
Proceeds from sale of capital assets	878	127	776
Investment in subsidiary	0	0	0
Acquisition of intangible assets	(1,801)	(1,486)	(1,745)
Other assets		0	(301)
Proceeds from sales of equity securities	5,430	0	0
Net cash provided by (used in) investing activities	(5,612)	32,922	(21,661)
Cash flows from financing activities:
Proceeds from notes payable	225,000	810,000	724,750
Repayments of notes payable	(233,100)	(522,191)	(450,000)
Borrowings from revolving line of credit	342,500	201,000	196,895
Repayment of revolving line of credit	(97,500)	(261,000)	(136,895)
Proceeds from capital contribution	4,700	4,700	0
Payment of intercompany settlement			(2,983)
Intercompany receivable			0
Intercompany payable			0
Repayments of finance lease obligations	(9,781)	(12,354)	(10,007)
Repayments of capital lease obligations		(12,354)	(10,007)
Financing costs	0	(11,317)	(18,277)
Deferred financing costs	(4,896)	(9,302)	(11,119)
Return of capital			(11,119)
Payments of dividends	(8,009)	(3,129)	(1,151)
Net cash (used in) provided by financing activities	218,914	196,407	291,213
Effect of exchange rate changes on cash	66	71	132
Net (decrease) increase in cash and cash equivalents	(8,224)	8,901	(39,648)
Cash and cash equivalents:
Beginning of period	12,773	3,872	43,520
End of period	4,549	12,773	3,872
Eliminations
Cash flows from operating activities:
Net cash (used in) provided by operating activities	0	0	0
Cash flows from investing activities:
Subscriber acquisition costs – company owned equipment		0
Capital expenditures	0	0	0
Proceeds from sale of intangibles	0	0
Proceeds from sale of capital assets	0	0	0
Investment in subsidiary	233,865	202,863	324,071
Acquisition of intangible assets	0	0	0
Other assets		0	0
Proceeds from sales of equity securities	0
Net cash provided by (used in) investing activities	233,865	202,863	324,071
Cash flows from financing activities:
Proceeds from notes payable	0	0	0
Repayments of notes payable	0	0	0
Borrowings from revolving line of credit	0	0	0
Repayment of revolving line of credit	0	0	0
Proceeds from capital contribution	(249,883)	(209,121)	(326,373)
Payment of intercompany settlement			0
Intercompany receivable			(3,621)
Intercompany payable			3,621
Repayments of finance lease obligations	0
Repayments of capital lease obligations		0	0
Financing costs		0	0
Deferred financing costs	0	0
Return of capital			0
Payments of dividends	16,018	6,258	2,302
Net cash (used in) provided by financing activities	(233,865)	(202,863)	(324,071)
Effect of exchange rate changes on cash	0	0	0
Net (decrease) increase in cash and cash equivalents	0	0	0
Cash and cash equivalents:
Beginning of period	0	0	0
End of period	0	0	0
Parent | Reportable Legal Entities
Cash flows from operating activities:
Net cash (used in) provided by operating activities	0	0	0
Cash flows from investing activities:
Subscriber acquisition costs – company owned equipment		0
Capital expenditures	0	0	0
Proceeds from sale of intangibles	0	0
Proceeds from sale of capital assets	0	0	0
Investment in subsidiary	3,309	(1,571)	1,151
Acquisition of intangible assets	0	0	0
Other assets		0	0
Proceeds from sales of equity securities	0
Net cash provided by (used in) investing activities	3,309	(1,571)	1,151
Cash flows from financing activities:
Proceeds from notes payable	0	0	0
Repayments of notes payable	0	0	0
Borrowings from revolving line of credit	0	0	0
Repayment of revolving line of credit	0	0	0
Proceeds from capital contribution	4,700	4,700	0
Payment of intercompany settlement			0
Intercompany receivable			0
Intercompany payable			0
Repayments of finance lease obligations	0
Repayments of capital lease obligations		0	0
Financing costs		0	0
Deferred financing costs	0	0
Return of capital			0
Payments of dividends	(8,009)	(3,129)	(1,151)
Net cash (used in) provided by financing activities	(3,309)	1,571	(1,151)
Effect of exchange rate changes on cash	0	0	0
Net (decrease) increase in cash and cash equivalents	0	0	0
Cash and cash equivalents:
Beginning of period	0	0	0
End of period	0	0	0
Guarantor Subsidiaries | Reportable Legal Entities
Cash flows from operating activities:
Net cash (used in) provided by operating activities	(222,781)	(220,952)	(313,290)
Cash flows from investing activities:
Subscriber acquisition costs – company owned equipment		0
Capital expenditures	(10,031)	(19,409)	(20,391)
Proceeds from sale of intangibles	0	53,693
Proceeds from sale of capital assets	878	127	776
Investment in subsidiary	0	0	0
Acquisition of intangible assets	(1,801)	(1,486)	(1,745)
Other assets		0	(301)
Proceeds from sales of equity securities	5,430
Net cash provided by (used in) investing activities	(5,524)	32,925	(21,661)
Cash flows from financing activities:
Proceeds from notes payable	0	0	0
Repayments of notes payable	0	0	0
Borrowings from revolving line of credit	0	0	0
Repayment of revolving line of credit	0	0	0
Proceeds from capital contribution	245,183	204,421	326,373
Payment of intercompany settlement			(2,983)
Intercompany receivable			3,621
Intercompany payable			0
Repayments of finance lease obligations	(9,551)
Repayments of capital lease obligations		(12,011)	(9,667)
Financing costs		0	0
Deferred financing costs	0	0
Return of capital			0
Payments of dividends	(8,009)	(3,129)	(1,151)
Net cash (used in) provided by financing activities	227,623	189,281	316,193
Effect of exchange rate changes on cash	0	0	0
Net (decrease) increase in cash and cash equivalents	(682)	1,254	(18,758)
Cash and cash equivalents:
Beginning of period	682	(572)	18,186
End of period	0	682	(572)
Non-Guarantor Subsidiaries | Reportable Legal Entities
Cash flows from operating activities:
Net cash (used in) provided by operating activities	1,189	453	3,958
Cash flows from investing activities:
Subscriber acquisition costs – company owned equipment		0
Capital expenditures	(88)	(3)	0
Proceeds from sale of intangibles	0	0
Proceeds from sale of capital assets	0	0	0
Investment in subsidiary	0	0	0
Acquisition of intangible assets	0	0	0
Other assets		0	0
Proceeds from sales of equity securities	0
Net cash provided by (used in) investing activities	(88)	(3)	0
Cash flows from financing activities:
Proceeds from notes payable	0	0	0
Repayments of notes payable	0	0	0
Borrowings from revolving line of credit	0	0	0
Repayment of revolving line of credit	0	0	0
Proceeds from capital contribution	0	0	0
Payment of intercompany settlement			0
Intercompany receivable			0
Intercompany payable			(3,621)
Repayments of finance lease obligations	(230)
Repayments of capital lease obligations		(343)	(340)
Financing costs		0	0
Deferred financing costs	0	0
Return of capital			0
Payments of dividends	0	0	0
Net cash (used in) provided by financing activities	(230)	(343)	(3,961)
Effect of exchange rate changes on cash	66	71	132
Net (decrease) increase in cash and cash equivalents	937	178	129
Cash and cash equivalents:
Beginning of period	961	783	654
End of period	1,898	961	783
APX Group, Inc. | Reportable Legal Entities
Cash flows from operating activities:
Net cash (used in) provided by operating activities		0
Cash flows from investing activities:
Subscriber acquisition costs – company owned equipment		0
Capital expenditures		0
Proceeds from sale of intangibles		0
Proceeds from sale of capital assets		0
Investment in subsidiary		(201,292)
Acquisition of intangible assets		0
Other assets		0
Net cash provided by (used in) investing activities		(201,292)
Cash flows from financing activities:
Proceeds from notes payable		810,000
Repayments of notes payable		(522,191)
Borrowings from revolving line of credit		201,000
Repayment of revolving line of credit		(261,000)
Proceeds from capital contribution		4,700
Repayments of capital lease obligations		0
Financing costs		(11,317)
Deferred financing costs		(9,302)
Payments of dividends		(3,129)	(1,151)
Net cash (used in) provided by financing activities		208,761
Effect of exchange rate changes on cash		0
Net (decrease) increase in cash and cash equivalents		7,469
Cash and cash equivalents:
Beginning of period	11,130	3,661
End of period		11,130	3,661
APX Group, Inc. | APX Group, Inc. | Reportable Legal Entities
Cash flows from operating activities:
Net cash (used in) provided by operating activities	0		0
Cash flows from investing activities:
Capital expenditures	0		0
Proceeds from sale of intangibles	0
Proceeds from sale of capital assets	0		0
Investment in subsidiary	(237,174)		(325,222)
Acquisition of intangible assets	0		0
Other assets			0
Proceeds from sales of equity securities	0
Net cash provided by (used in) investing activities	(237,174)		(325,222)
Cash flows from financing activities:
Proceeds from notes payable	225,000		724,750
Repayments of notes payable	(233,100)		(450,000)
Borrowings from revolving line of credit	342,500		196,895
Repayment of revolving line of credit	(97,500)		(136,895)
Proceeds from capital contribution	4,700		0
Payment of intercompany settlement			0
Intercompany receivable			0
Intercompany payable			0
Repayments of finance lease obligations	0
Repayments of capital lease obligations			0
Financing costs			(18,277)
Deferred financing costs	(4,896)
Return of capital			(11,119)
Payments of dividends	(8,009)
Net cash (used in) provided by financing activities	228,695		304,203
Effect of exchange rate changes on cash	0		0
Net (decrease) increase in cash and cash equivalents	(8,479)		(21,019)
Cash and cash equivalents:
Beginning of period	11,130	3,661	24,680
End of period	$ 2,651	$ 11,130	$ 3,661